CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Earnings	494	936	1,221
Other comprehensive income/(loss), net of tax
Change in unrealized gains/(loss) on cash flow hedges	697	(176)	(582)
Change in unrealized gains/(loss) on net investment hedges	(96)	13	(19)
Other comprehensive income/(loss) from equity investees	11	2	(17)
Reclassification to earnings of realized cash flow hedges	72	7	14
Reclassification to earnings of unrealized cash flow hedges	39	20	12
Reclassification to earnings of pension plans and other postretirement benefits amortization amounts	27	18	21
Actuarial gains/(loss) on pension plans and other postretirement benefits	114	(56)	(165)
Change in foreign currency translation adjustment	710	(158)	144
Other comprehensive income/(loss)	1,574	(330)	(592)
Comprehensive income	2,068	606	629
Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interests	(276)	(165)	(327)
Comprehensive income attributable to Enbridge Inc.	1,792	441	302
Preference share dividends	(183)	(105)	(13)
Comprehensive income attributable to Enbridge Inc. common shareholders	1,609	336	289